CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Change in accounting principle	Cumulative Effect, Period of Adoption, Adjusted Balance	The Hertz Corporation	The Hertz Corporation Change in accounting principle	The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Stockholders' Equity Attributable to Hertz Global	Stockholders' Equity Attributable to Hertz Global Change in accounting principle	Stockholders' Equity Attributable to Hertz Global Cumulative Effect, Period of Adoption, Adjusted Balance	Stockholders' Equity Attributable to Hertz Global The Hertz Corporation	Stockholders' Equity Attributable to Hertz Global The Hertz Corporation Change in accounting principle	Stockholders' Equity Attributable to Hertz Global The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred Stock Shares	Common Stock Shares	Common Stock Shares Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock Shares The Hertz Corporation	Common Stock Shares The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-In Capital	Additional Paid-In Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-In Capital The Hertz Corporation	Additional Paid-In Capital The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Due From Affiliate The Hertz Corporation	Due From Affiliate The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Change in accounting principle	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit The Hertz Corporation	Accumulated Deficit The Hertz Corporation Change in accounting principle	Accumulated Deficit The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss) The Hertz Corporation	Accumulated Other Comprehensive Income (Loss) The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Non- controlling Interests	Non- controlling Interests The Hertz Corporation	Non- controlling Interests The Hertz Corporation Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance (in shares) at Dec. 31, 2017														0	84,000,000	84,000,000	100	100																	2,000,000	2,000,000
Beginning Balance at Dec. 31, 2017		$ 1,520	$ (189)	$ 1,331	$ 1,520	$ (189)	$ 1,331	$ 1,520	$ (189)	$ 1,331	$ 1,520	$ (189)	$ 1,331		$ 1	$ 1	$ 0	$ 0	$ 2,243	$ 2,243	$ 3,166	$ 3,166	$ (42)	$ (42)	$ (506)	$ (189)	$ (695)	$ (1,486)	$ (189)	$ (1,675)	$ (118)	$ (118)	$ (118)	$ (118)	$ (100)	$ (100)	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(227)			(222)			(225)			(220)														(225)			(220)									(2)	(2)
Due from Hertz Holdings					(10)						(10)												(10)
Other comprehensive income (loss)		(63)			(63)			(63)			(63)																				(63)		(63)
Net settlement on vesting of restricted stock		(3)						(3)											(3)
Stock-based compensation charges		21			21			21			21								21		21
Other					61																																	61
Reclassification of income tax effects resulting from the Tax Cuts and Jobs Act		0			0																				11			11			(11)		(11)
Contributions from noncontrolling interests		61																																			61
Ending Balance (in shares) at Dec. 31, 2018														0	84,000,000		100																		2,000,000
Ending Balance at Dec. 31, 2018		1,120			1,118			1,061			1,059				$ 1		$ 0		2,261		3,187		(52)		(909)			(1,884)			(192)		(192)		$ (100)		59	59
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(50)			(45)			(58)			(53)														(58)			(53)									8	8
Due from Hertz Holdings					(12)						(12)												(12)
Other comprehensive income (loss)		3			3			3			3																				3		3
Net settlement on vesting of restricted stock		(3)						(3)											(3)
Stock-based compensation charges		18			18			18			18								18		18
Contributions from noncontrolling interests		52			52																																52	52
Contributions from Hertz Holdings					750						750										750
Rights Offering/Stock issuance, net (in shares)															58,000,000
Rights Offering/Stock issuance, net		748						748											748
Ending Balance (in shares) at Dec. 31, 2019														0	142,000,000		100																		2,000,000
Ending Balance at Dec. 31, 2019		1,888			1,884			1,769			1,765				$ 1		$ 0		3,024		3,955		(64)		(967)			(1,937)			(189)		(189)		$ (100)		119	119
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(357)			(356)			(356)			(355)														(356)			(355)									(1)	(1)
Due from Hertz Holdings					(3)						(3)												(3)
Other comprehensive income (loss)		(39)			(39)			(39)			(39)																				(39)		(39)
Net settlement on vesting of restricted stock		(2)						(2)											(2)
Contributions from noncontrolling interests		1			1																																1	1
Ending Balance (in shares) at Mar. 31, 2020														0	142,000,000		100																		2,000,000
Ending Balance at Mar. 31, 2020		1,491			1,487			1,372			1,368				$ 1		$ 0		3,022		3,955		(67)		(1,323)			(2,292)			(228)		(228)		$ (100)		119	119
Beginning Balance (in shares) at Dec. 31, 2019														0	142,000,000		100																		2,000,000
Beginning Balance at Dec. 31, 2019		1,888			1,884			1,769			1,765				$ 1		$ 0		3,024		3,955		(64)		(967)			(1,937)			(189)		(189)		$ (100)		119	119
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(1,723)			(1,855)			(1,714)			(1,846)														(1,714)			(1,846)									(9)	(9)
Due from Hertz Holdings					(4)						(4)												(4)
Liabilities subject to compromise	[1]				(65)						(65)												(65)
Write-off of intercompany loan	[2]				133						133												133
Other comprehensive income (loss)		(23)			(23)			(23)			(23)																				(23)		(23)
Net settlement on vesting of restricted stock		(3)						(3)											(3)
Stock-based compensation charges		(2)			(2)			(2)			(2)								(2)		(2)
Rights Offering/Stock issuance, net (in shares)															14,000,000
Rights Offering/Stock issuance, net		29						29							$ 1				28
Distributions to noncontrolling interests, net		(73)			(73)																																(73)	(73)
Ending Balance (in shares) at Dec. 31, 2020														0	156,000,000		100																		2,000,000
Ending Balance at Dec. 31, 2020		93			(5)			56			(42)				$ 2		$ 0		3,047		3,953		$ 0		(2,681)			(3,783)			(212)		(212)		$ (100)		37	37
Increase (Decrease) in Stockholders' Equity
Net income (loss)		189			189			190			190														190			190									(1)	(1)
Other comprehensive income (loss)		17			17			17			17																				17		17
Stock-based compensation charges		2			2			2			2								2		2
Distributions to noncontrolling interests, net		(11)			(11)																																(11)	(11)
Ending Balance (in shares) at Mar. 31, 2021														0	156,000,000		100																		2,000,000
Ending Balance at Mar. 31, 2021		$ 290			$ 192			$ 265			$ 167				$ 2		$ 0		$ 3,049		$ 3,955				$ (2,491)			$ (3,593)			$ (195)		$ (195)		$ (100)		$ 25	$ 25

[1]	As a result of the Chapter 11 Cases, a Pre-petition loan due to an affiliate was classified as liabilities subject to compromise in the accompanying consolidated balance sheet as of December 31, 2020. See Note 19, "Liabilities Subject to Compromise."
[2]	As a result of the filing of the Chapter 11 Cases, the full amount outstanding under a loan due from affiliate was deemed uncollectible and written off. See Note, 14, "Related Party Transactions."